Interest expense and other financial income and expense (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other financial income and expense [abstract]
Interest income	$ 245	$ 292	$ 110
Dividend income	12	1	1
Other financial expense	(52)	(39)	(11)
Currency result, net	(160)	(68)	(58)
Total other financial income and expense from continuing operations	$ 45	$ 186	$ 42